Significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant non-cash activities [Abstract]
Debt-equity swap	₩ 32,530	₩ 32,229	₩ 34,218
Transfers from construction-in-progress to property and equipment	14,285	15,405	3,255
Transfers between property and equipment and investment property	91,782	10,898	3,122
Transfers between assets held for sale to property and equipment	5,336	411	0
Transfers between investment property and assets held for sale	₩ 6,306	₩ 2,200	₩ 0